LOANS (Details 7) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses, Balance, beginning of period	$ 7,218,000	$ 8,510,000	$ 7,897,000	[1]	$ 10,034,000	$ 10,034,000		$ 10,015,000
Provision (recovery) for loan losses	(130,000)	189,000	(605,000)		(2,597,000)	(2,597,000)		6,218,000	15,634,000
Loans charged-off	(636,000)	(398,000)	(1,148,000)		(2,417,000)	(3,254,000)		(10,422,000)
Recoveries	405,000	287,000	714,000		3,568,000	3,714,000		4,223,000
Allowance for loan losses, Balance, end of period	6,858,000	8,588,000	6,858,000		8,588,000	7,897,000	[1]	10,034,000	10,015,000
Ending Balance: individually evaluated for impairment	605,000	1,074,000	605,000		1,074,000	909,000		1,515,000
Ending Balance: collectively evaluated for impairment	6,253,000	7,514,000	6,253,000		7,514,000	6,988,000		8,519,000
Loans
Ending balance	349,087,000	386,522,000	349,087,000		386,522,000	367,892,000	[1]	417,624,000
Ending Balance: individually evaluated for impairment	19,668,000	23,194,000	19,668,000		23,194,000	19,721,000		24,835,000
Ending Balance: collectively evaluated for impairment	329,963,000	363,328,000	329,963,000		363,328,000	348,623,000		393,136,000
Commercial and Industrial [Member]
Allowance for loan losses, Balance, beginning of period	250,000	386,000	278,000		719,000	719,000		1,052,000
Provision (recovery) for loan losses	(58,000)	31,000	16,000		(2,925,000)	(2,962,000)		18,000
Loans charged-off	(1,000)	(7,000)	(130,000)		(58,000)	(193,000)		(4,116,000)
Recoveries	13,000	13,000	40,000		2,687,000	2,714,000		3,765,000
Allowance for loan losses, Balance, end of period	204,000	423,000	204,000		423,000	278,000		719,000
Ending Balance: individually evaluated for impairment	7,000	124,000	7,000		124,000	51,000		0
Ending Balance: collectively evaluated for impairment	197,000	299,000	197,000		299,000	227,000		719,000
Loans
Ending balance	29,233,000	33,175,000	29,233,000		33,175,000	29,297,000		33,146,000
Ending Balance: individually evaluated for impairment	642,000	703,000	642,000		703,000	611,000		478,000
Ending Balance: collectively evaluated for impairment	28,591,000	32,472,000	28,591,000		32,472,000	28,686,000		32,668,000
Construction Loans Real Estate [Member]
Allowance for loan losses, Balance, beginning of period	608,000	482,000	798,000		1,540,000	1,540,000		349,000
Provision (recovery) for loan losses	(56,000)	664,000	(246,000)		(247,000)	(339,000)		2,172,000
Loans charged-off	(28,000)	(187,000)	(28,000)		(645,000)	(720,000)		(993,000)
Recoveries	22,000	3,000	22,000		314,000	317,000		12,000
Allowance for loan losses, Balance, end of period	546,000	962,000	546,000		962,000	798,000		1,540,000
Ending Balance: individually evaluated for impairment	43,000	60,000	43,000		60,000	64,000		674,000
Ending Balance: collectively evaluated for impairment	503,000	902,000	503,000		902,000	734,000		866,000
Loans
Ending balance	51,950,000	51,443,000	51,950,000		51,443,000	48,220,000		70,846,000
Ending Balance: individually evaluated for impairment	2,347,000	3,061,000	2,347,000		3,061,000	2,642,000		4,376,000
Ending Balance: collectively evaluated for impairment	49,603,000	48,382,000	49,603,000		48,382,000	45,578,000		66,470,000
Commercial Real Estate [Member]
Allowance for loan losses, Balance, beginning of period	4,585,000	5,228,000	4,946,000		4,771,000	4,771,000		3,111,000
Provision (recovery) for loan losses	218,000	(192,000)	(36,000)		1,165,000	1,468,000		4,570,000
Loans charged-off	(206,000)	(50,000)	(385,000)		(1,031,000)	(1,580,000)		(2,970,000)
Recoveries	24,000	120,000	96,000		201,000	287,000		60,000
Allowance for loan losses, Balance, end of period	4,621,000	5,106,000	4,621,000		5,106,000	4,946,000		4,771,000
Ending Balance: individually evaluated for impairment	361,000	532,000	361,000		532,000	581,000		498,000
Ending Balance: collectively evaluated for impairment	4,260,000	4,574,000	4,260,000		4,574,000	4,365,000		4,273,000
Loans
Ending balance	174,746,000	189,598,000	174,746,000		189,598,000	186,949,000		192,047,000
Ending Balance: individually evaluated for impairment	9,233,000	13,273,000	9,233,000		13,273,000	10,492,000		14,234,000
Ending Balance: collectively evaluated for impairment	165,513,000	176,325,000	165,513,000		176,325,000	176,457,000		177,813,000
Family Residential Real Estate 1 to 4 [Member]
Allowance for loan losses, Balance, beginning of period	1,045,000	1,314,000	1,070,000		1,661,000	1,661,000		1,900,000
Provision (recovery) for loan losses	(428,000)	(166,000)	(353,000)		(535,000)	(591,000)		1,026,000
Loans charged-off	(188,000)	(63,000)	(309,000)		(162,000)	(232,000)		(1,512,000)
Recoveries	352,000	91,000	373,000		212,000	232,000		247,000
Allowance for loan losses, Balance, end of period	781,000	1,176,000	781,000		1,176,000	1,070,000		1,661,000
Ending Balance: individually evaluated for impairment	75,000	328,000	75,000		328,000	157,000		170,000
Ending Balance: collectively evaluated for impairment	706,000	848,000	706,000		848,000	913,000		1,491,000
Loans
Ending balance	34,157,000	47,076,000	34,157,000		47,076,000	41,017,000		52,182,000
Ending Balance: individually evaluated for impairment	4,110,000	3,744,000	4,110,000		3,744,000	3,651,000		2,836,000
Ending Balance: collectively evaluated for impairment	30,047,000	43,332,000	30,047,000		43,332,000	37,366,000		49,346,000
Home Equity Line of Credit [Member]
Allowance for loan losses, Balance, beginning of period	610,000	897,000	627,000		1,122,000	1,122,000		1,433,000
Provision (recovery) for loan losses	153,000	(150,000)	99,000		(16,000)	(110,000)		298,000
Loans charged-off	(192,000)	(83,000)	(231,000)		(459,000)	(459,000)		(661,000)
Recoveries	(14,000)	51,000	62,000		68,000	74,000		52,000
Allowance for loan losses, Balance, end of period	557,000	715,000	557,000		715,000	627,000		1,122,000
Ending Balance: individually evaluated for impairment	117,000	16,000	117,000		16,000	43,000		158,000
Ending Balance: collectively evaluated for impairment	440,000	699,000	440,000		699,000	584,000		964,000
Loans
Ending balance	32,206,000	34,988,000	32,206,000		34,988,000	34,603,000		38,702,000
Ending Balance: individually evaluated for impairment	930,000	774,000	930,000		774,000	819,000		1,138,000
Ending Balance: collectively evaluated for impairment	31,276,000	34,214,000	31,276,000		34,214,000	33,784,000		37,564,000
Loans to Individuals and Overdrafts [Member]
Allowance for loan losses, Balance, beginning of period	62,000	80,000	72,000		94,000	94,000		1,530,000
Provision (recovery) for loan losses	14,000	(6,000)	(65,000)		(43,000)	(42,000)		(1,353,000)
Loans charged-off	(21,000)	(8,000)	(65,000)		(62,000)	(70,000)		(170,000)
Recoveries	8,000	9,000	121,000		86,000	90,000		87,000
Allowance for loan losses, Balance, end of period	63,000	75,000	63,000		75,000	72,000		94,000
Ending Balance: individually evaluated for impairment	2,000	5,000	2,000		5,000	4,000		15,000
Ending Balance: collectively evaluated for impairment	61,000	70,000	61,000		70,000	68,000		79,000
Loans
Ending balance	8,194,000	8,946,000	8,194,000		8,946,000	8,734,000		7,671,000
Ending Balance: individually evaluated for impairment	11,000	124,000	11,000		124,000	24,000		233,000
Ending Balance: collectively evaluated for impairment	8,183,000	8,822,000	8,183,000		8,822,000	8,710,000		7,438,000
Multi Family Residential Real Estate [Member]
Allowance for loan losses, Balance, beginning of period	58,000	123,000	106,000		127,000	127,000		640,000
Provision (recovery) for loan losses	28,000	8,000	(20,000)		4,000	(21,000)		(513,000)
Loans charged-off	0	0	0		0	0		0
Recoveries	0	0	0		0	0		0
Allowance for loan losses, Balance, end of period	86,000	131,000	86,000		131,000	106,000		127,000
Ending Balance: individually evaluated for impairment	0	9,000	0		9,000	9,000		0
Ending Balance: collectively evaluated for impairment	86,000	122,000	86,000		122,000	97,000		127,000
Loans
Ending balance	19,145,000	21,296,000	19,145,000		21,296,000	19,524,000		23,377,000
Ending Balance: individually evaluated for impairment	2,395,000	1,515,000	2,395,000		1,515,000	1,482,000		1,540,000
Ending Balance: collectively evaluated for impairment	$ 16,750,000	$ 19,781,000	$ 16,750,000		$ 19,781,000	$ 18,042,000		$ 21,837,000

[1]	Derived from audited consolidated financial statements.